Organization and Nature of Operations (Tables)	6 Months Ended
Mar. 31, 2023
Organization and Nature of Operations [Abstract]
Schedule of acquisition of non-controlling interest in Jiangsu Austin
In USD

Purchase consideration	338,652

Noncontrolling interests	330,068
Additional paid-in capital	8,584
338,652